Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Year (a)	Summary Compensation Table Total for Douglas Thompson (b)(1)	Compensation Actually Paid to PEO (c)(1)(2)	Summary Compensation Table Total for Garold Spindler (b)(1)	Compensation Actually Paid to Garold Spindler (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(3)	Net Income (h)
2025	2,059,410	$1,683,506	—	—	$1,144,516	$629,619	$18	$(432,056,000)
2024	2,845,892	1,932,678	—	—	$1,479,144	$177,881	$40	$(108,881,000)
2023	$1,799,283	$1,850,018	$1,825,425	$2,369,902	$1,125,501	$1,200,841	$101	$156,065,000)

(1)
Mr. Thompson served as our principal executive officer, or PEO, beginning on May 24, 2023 and for all of 2024 and 2025. Accordingly, columns (b) and (c) represent Mr. Thompson’s compensation for 2025, 2024 and 2023, the years during which he served as our PEO. During 2023, Mr. Spindler served as our PEO through May 24, 2023. During 2024 and 2025, Mr. Spindler did not serve as our PEO, but he was a non-PEO NEO for 2024 and 2025. Accordingly, columns (b) and (c) represent Mr. Spindler’s compensation for 2023, the year during which he served as our PEO, and columns (d) and (e) include Mr. Spindler’s compensation for 2024 and 2025, when he was one of our non-PEO NEOs. For 2025, our non-PEO NEOs included Mr. Spindler and Mr. Bitzer. For 2024, our non-PEO NEOs included Gerhard Ziems, Mr. Spindler, Mr. Bitzer and Christopher Meyering. For 2023, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Meyering and Emma Pollard.

(2)
For 2025, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Douglas Thompson	2025
Summary Compensation Table Total for PEO (column (b))	$2,059,410
- SCT “Stock Awards” column value	$(186,810)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$324,056
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(404,169)
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	(108,981)
Compensation Actually Paid to PEO (column (c))	$1,683,506
Average for non-peo neos	2025
Average SCT Total for Non-PEO NEOs (column (d))	$1,144,516
- SCT “Stock Awards” column value	$(70,867)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$122,932
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(311,389)
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$(66,553)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(189,020)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$629,619

(3)
For each of 2025, 2024 and 2023, total shareholder return for the Company was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 30, 2022. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 30, 2022 through and including the last day of the covered fiscal year, or the Measurement Period, assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote
(1)
Mr. Thompson served as our principal executive officer, or PEO, beginning on May 24, 2023 and for all of 2024 and 2025. Accordingly, columns (b) and (c) represent Mr. Thompson’s compensation for 2025, 2024 and 2023, the years during which he served as our PEO. During 2023, Mr. Spindler served as our PEO through May 24, 2023. During 2024 and 2025, Mr. Spindler did not serve as our PEO, but he was a non-PEO NEO for 2024 and 2025. Accordingly, columns (b) and (c) represent Mr. Spindler’s compensation for 2023, the year during which he served as our PEO, and columns (d) and (e) include Mr. Spindler’s compensation for 2024 and 2025, when he was one of our non-PEO NEOs. For 2025, our non-PEO NEOs included Mr. Spindler and Mr. Bitzer. For 2024, our non-PEO NEOs included Gerhard Ziems, Mr. Spindler, Mr. Bitzer and Christopher Meyering. For 2023, our non-PEO NEOs included Mr. Ziems, Mr. Bitzer, Mr. Meyering and Emma Pollard.

Adjustment To PEO Compensation, Footnote
(2)
For 2025, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
Douglas Thompson	2025
Summary Compensation Table Total for PEO (column (b))	$2,059,410
- SCT “Stock Awards” column value	$(186,810)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$324,056
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(404,169)
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	(108,981)
Compensation Actually Paid to PEO (column (c))	$1,683,506

Non-PEO NEO Average Total Compensation Amount	$ 1,144,516	$ 1,479,144	$ 1,125,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 629,619	177,881	1,200,841
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2025, the values included in this column for the compensation actually paid to our PEO(s) and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
Average for non-peo neos	2025
Average SCT Total for Non-PEO NEOs (column (d))	$1,144,516
- SCT “Stock Awards” column value	$(70,867)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$122,932
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$(311,389)
+/- (as applicable) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$(66,553)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$(189,020)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$629,619

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 18	40	101
Net Income (Loss)	$ (432,056,000)	(108,881,000)	156,065,000
PEO Name	Mr. Thompson
Mr. Thompson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,059,410	2,845,892	1,799,283
PEO Actually Paid Compensation Amount	1,683,506	1,932,678	1,850,018
Mr. Spindler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,825,425
PEO Actually Paid Compensation Amount			$ 2,369,902
PEO | Mr. Thompson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,810)
PEO | Mr. Thompson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,056
PEO | Mr. Thompson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,169)
PEO | Mr. Thompson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Thompson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,981)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,867)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,932
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,389)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,553)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (189,020)